UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06692

Name of Fund:  BlackRock MuniYield California Quality Fund, Inc. (MCA)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock

            MuniYield California Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 4/30/2017

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 91.7%
Corporate — 1.3%
California Pollution Control Financing Authority, RB, San Jose Water Company Project, AMT, 4.75%, 11/01/46	$4,000	$4,232,080
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	2,435	2,650,230

		6,882,310
County/City/Special District/School District — 35.9%
Arcadia Unified School District, GO, Election of 2006, Series A, 5.00%, 8/01/37	7,925	7,940,454
Banning Unified School District, GO, Election of 2016, Series A (AGM), 5.25%, 8/01/42	3,235	3,792,326
City & County of San Francisco California, COP, Port Facilities Project, Series C, AMT, 5.25%, 3/01/32	1,050	1,182,877
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 2/01/19 (a)	2,000	2,174,740
County of Orange California Sanitation District, COP, Series A, 5.00%, 2/01/19 (a)	2,500	2,674,950
County of Orange California Water District, COP, Refunding, 5.25%, 8/15/19 (a)	9,045	9,912,506
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/21 (a)	2,755	3,236,050
El Monte City School District, GO, Los Angeles Country, California Series B, 5.50%, 8/01/46	4,265	5,113,522
Fowler Unified School District, GO, Election of 2016, Series A (BAM), 5.25%, 8/01/46	3,700	4,302,360
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 8/01/37	2,725	3,127,619
Gavilan Joint Community College District, GO, Election of 2004, Series D:
5.50%, 8/01/31	2,165	2,493,582
5.75%, 8/01/35	8,400	9,623,040

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Grossmont California Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/21 (a)	$2,500	$2,993,450
Grossmont Union High School District, GO, Election of 2008, Series C, 5.50%, 8/01/33	1,880	2,150,363
Imperial Irrigation District, Series A, Electric System Revenue (a):
5.13%, 11/01/18	4,085	4,348,278
5.13%, 11/01/18	915	973,972
Inglewood Redevelopment Agency Successor Agency, Refunding, Tax Allocation Bonds, Subordinate Lien Merged Redevelopment Project, Series A (BAM), 5.00%, 5/01/38	250	280,310
Kern Community College District, GO, Safety Repair & Improvements, Series C, 5.25%, 11/01/32	5,715	6,691,008
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/17 (a)	14,000	14,153,160
Los Angeles Municipal Improvement Corp., Refunding LRB, Real Property, Series B (AGC), 5.50%, 4/01/19 (a)	2,075	2,253,201
Mount San Antonio Community College District, GO, Refunding, Election of 2008, Series A, 5.00%, 8/01/34	4,500	5,119,875
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 8/01/21 (a)	8,140	9,466,332
Orchard School District, GO, Election of 2001, Series A (AGC), 5.00%, 8/01/19 (a)	7,490	8,157,209
Perris Union High School District, GO, Election of 2012, Series B, 5.25%, 9/01/39	2,715	3,119,535
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM):
5.50%, 8/01/34	2,000	2,110,860
5.63%, 8/01/18 (a)	4,500	4,768,110
Poway Unified School District Public Financing Authority, Refunding, Series A, 5.00%, 9/01/29	1,735	1,970,370

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Redlands Unified School District California, GO, Election of 2008 (AGM), 5.25%, 7/01/33	$5,000	$5,244,250
Riverside County Public Financing Authority, Tax Allocation Bonds, Series A (BAM), 4.00%, 10/01/40 (b)	2,455	2,467,373
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A:
5.75%, 5/01/36	2,570	2,578,018
5.75%, 5/01/42	4,500	5,135,760
San Jose California Financing Authority, Refunding LRB, Civic Center Project, Series A:
5.00%, 6/01/32	3,375	3,865,354
5.00%, 6/01/39	5,800	6,520,302
San Juan Unified School District, GO, Election of 2002 (AGM), 5.00%, 8/01/20 (a)	6,475	7,268,382
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 8/01/41	3,000	3,472,560
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/19 (a)	5,600	6,211,240
Vacaville Unified School District, GO, Election of 2014, Series B, 4.00%, 8/01/42 (b)	1,500	1,541,820
Walnut Valley Unified School District, GO, Election of 2007, Series B, 5.75%, 8/01/21 (a)	7,680	9,089,894
West Contra Costa California Unified School District, GO:
Election of 2010, Series A (AGM), 5.25%, 8/01/41	6,140	6,955,208
Election of 2010, Series B, 5.50%, 8/01/39	3,000	3,506,910
Election of 2012, Series A, 5.50%, 8/01/39	2,500	2,922,425

		190,909,555
Education — 2.9%
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,750	3,130,380

Municipal Bonds	Par (000)	Value
California (continued)
Education (continued)
California Municipal Finance Authority, Refunding RB:
Biola University, 5.00%, 10/01/37	$500	$561,310
Biola University, 5.00%, 10/01/39	500	559,000
University of La Verne, Series A, 5.00%, 6/01/36	1,150	1,299,742
California School Finance Authority, RB, Alliance for College-Ready Public Schools Projects, Series A, 5.00%, 7/01/36 (c)	755	789,473
RNR School Financing Authority, Special Tax Bonds, Community Facilities Distric No. 92-1, Series A (BAM):
5.00%, 9/01/37	1,500	1,677,900
5.00%, 9/01/41	3,000	3,340,620
University of California, RB, 5.25%, 5/15/36	3,680	4,324,920

		15,683,345
Health — 9.7%
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	10,000	11,102,500
Providence Health Services, Series B, 5.50%, 10/01/39	4,205	4,559,944
Sutter Health, Series B, 6.00%, 8/15/42	7,715	8,768,792
California Health Facilities Financing Authority, Refunding RB, Series A (a):
Catholic Healthcare West, 6.00%, 7/01/19	5,500	6,090,095
Dignity Health, 6.00%, 7/01/19	2,370	2,624,277
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 2/01/42	4,000	4,405,240
California Statewide Communities Development Authority, RB, Sutter Health, Series A, 6.00%, 8/15/42	5,130	5,816,599

2	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Municipal Bonds	Par (000)	Value
California (continued)
Health (continued)
California Statewide Communities Development Authority, Refunding RB:
Catholic Healthcare West, Series D (BHAC), 5.50%, 7/01/17 (a)	$865	$871,583
CHF-Irvine LLC, 5.00%, 5/15/40	2,250	2,433,555
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	2,860	3,173,513
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/38	1,625	1,912,463

		51,758,561
State — 7.5%
State of California, GO, Various Purposes:
6.00%, 3/01/33	5,500	6,202,350
6.00%, 4/01/38	17,180	18,800,761
6.00%, 11/01/39	3,510	3,932,007
State of California Public Works Board, LRB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	3,670	4,034,027
Various Capital Projects, Series I, 5.50%, 11/01/33	2,575	3,065,280
Various Capital Projects, Sub-Series I-1, 6.13%, 11/01/19 (a)	3,365	3,785,760

		39,820,185
Transportation — 18.9%
Alameda Corridor Transportation Authority, Refunding RB, 2nd Subordinate Lien, Series B, 5.00%, 10/01/35	1,500	1,677,990
City & County of San Francisco California Airports Commission, ARB:
Series E, 6.00%, 5/01/39	9,650	10,582,769
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	545	547,273
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.13%, 1/01/27	985	989,068

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (continued)
City & County of San Francisco California Airports Commission, Refunding ARB, AMT:
2nd Series 34E (AGM), 5.75%, 5/01/18 (a)	$3,500	$3,650,115
2nd Series A, 5.25%, 5/01/33	1,900	2,120,153
Series A, 5.00%, 5/01/40	3,785	4,137,611
Series A, 5.00%, 5/01/44	2,660	2,904,348
City & County of San Francisco California Airports Commission, Refunding RB, AMT (AGM):
2nd Series 32, 5.75%, 5/01/18 (a)	2,285	2,394,886
Balance 2nd, 5.75%, 5/01/24	2,715	2,842,931
City of Los Angeles California Department of Airports, ARB:
AMT, Series D, 5.00%, 5/15/35	2,000	2,250,580
AMT, Series D, 5.00%, 5/15/36	1,500	1,680,030
Los Angeles International Airoport, Sub-Series B, 5.00%, 5/15/40	2,500	2,758,350
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.25%, 5/15/29	4,760	5,161,125
City of San Jose California, Refunding ARB, AMT:
Series A , 5.00%, 3/01/41	3,075	3,439,787
Series A , 5.00%, 3/01/47	6,770	7,537,447
Series A-1, 6.25%, 3/01/34	1,400	1,628,816
County of Orange California, ARB, Series B, 5.75%, 7/01/34	5,000	5,041,650
County of Sacramento California, ARB:
Senior Series B, AMT (AGM), 5.25%, 7/01/33	7,000	7,316,610
Subordinated & Passenger Facility Charges/Grant, Series C (AGC), 5.75%, 7/01/18 (a)	5,555	5,875,190
County of Sacramento California, Refunding ARB, Senior Series A, 5.00%, 7/01/41	2,500	2,794,075
County of Sacramento California Airport System Revenue, Refunding ARB, Airport System Subordinate Revenue, Sub-Series B, 5.00%, 7/01/41	1,750	1,950,042

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (continued)
County of San Bernardino California Transportation Authority, RB, Series A, 5.25%, 3/01/40	$4,500	$5,184,990
County of San Diego California Regional Airport Authority, Refunding ARB, Series B, 5.00%, 7/01/40	6,350	6,951,535
Los Angeles Harbor Department, RB, Series B, 5.25%, 8/01/19 (a)	2,760	3,020,572
Port of Los Angeles California Harbor Department, RB, Series B, 5.25%, 8/01/19 (a)	5,530	6,052,087
Port of Los Angeles California Harbor Department, Refunding RB, Series A, AMT, 5.00%, 8/01/44	200	219,476

		100,709,506
Utilities — 15.5%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 10/01/36	5,000	5,639,500
City of Los Angeles California Department of Water & Power, Refunding RB, Series A:
5.25%, 7/01/39	8,000	9,056,320
5.00%, 7/01/46	50	56,971
City of Los Angeles California Wastewater System, Refunding RB, Sub-Series A, 5.00%, 6/01/28	2,000	2,218,100
City of San Francisco California Public Utilities Commission Water Revenue, RB, Sub-Series A, 5.00%, 11/01/37	10,000	11,344,800
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series A:
5.25%, 11/01/19 (a)	6,280	6,929,540
5.00%, 11/01/36	3,335	3,834,850

Municipal Bonds	Par (000)	Value
California (continued)
Utilities (continued)
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/18 (a)	$4,895	$5,100,688
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 8/01/41	4,000	4,625,480
East Bay California Municipal Utility District Water System Revenue, Refunding RB, Sub-Series A, 5.00%, 6/01/30	5,000	5,554,750
El Dorado Irrigation District / El Dorado County Water Agency, Refunding RB, Series A (AGM), 5.25%, 3/01/39	5,000	5,737,600
Los Angeles Department of Water & Power, RB, Sub Series A-1 (AMBAC), 5.00%, 7/01/37	5,025	5,061,783
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	15,000	15,104,550
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/19 (a)	2,000	2,172,140

		82,437,072
Total Municipal Bonds — 91.7%		488,200,534

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
California — 75.2%
County/City/Special District/School District — 26.9%
City of Los Angeles Department of Airports, RB, Los Angeles International Airport, AMT, Series B, 5.00%, 5/15/46	5,000	5,540,400
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	10,000	11,500,281
County of San Luis California Obispo Community College District, GO, Refunding, Election of 2014, Series A, 4.00%, 8/01/40	6,585	6,752,450

4	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
County of San Mateo California Community College District, GO, Series A, 5.00%, 9/01/45	$17,615	$20,113,323
Los Angeles Community College District California, GO (a):
Election of 2001, Series A (AGM), 5.00%, 8/01/17	12,000	12,131,280
Election of 2003, Series F-1, 5.00%, 8/01/17	12,000	12,629,280
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (a)	9,596	10,662,058
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	5,000	5,393,750
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 8/01/35	11,000	12,110,670
Palomar California Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/44	15,140	17,162,098
Sacramento Area Flood Control Agency, Refunding RB, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/43	10,005	11,381,588
West Valley-Mission Community College District, GO, Election of 2012, Series B, 4.00%, 8/01/40	17,000	17,753,270

		143,130,448
Education — 11.6%
University of California, RB:
Series AM, 5.25%, 5/15/44	9,210	10,669,417
Series O, 14.43%, 5/15/34 (c)(e)	11,193	12,261,804
University of California, Refunding RB:
Series A, 5.00%, 11/01/43	13,002	14,815,833
Series I, 5.00%, 5/15/40	21,105	23,957,275

		61,704,329
Health — 16.9%
California Health Facilities Financing Authority, RB:
Kaiser Permanente, Sub-Series A-2, 4.00%, 11/01/44	13,280	13,370,702
Sutter Health, Series A, 5.00%, 8/15/52	10,000	10,816,900

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
California (continued)
Health (continued)
California Health Facilities Financing Authority, Refunding RB:
Lucile Salter Packard Children’s Hospital, Series B, 5.00%, 8/15/55	$4,500	$4,970,925
Sutter Health, Series A, 5.00%, 8/15/43	24,940	27,669,434
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	19,860	21,684,538
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series L, 5.00%, 5/15/41	10,375	11,735,973

		90,248,472
State — 0.9%
State of California, GO, Refunding, 4.00%, 9/01/37	4,575	4,733,615
Transportation — 4.7%
City of Los Angeles California Department of Airports, RB, AMT:
Los Angeles International Airport, Series B, 5.00%, 5/15/41	3,641	4,079,783
Senior Revenue, Series A, 5.00%, 5/15/40	5,500	6,102,635
Series D, 5.00%, 5/15/41	13,311	14,720,727

		24,903,145
Utilities — 14.2%
Anaheim Public Financing Authority, RB, Refunding, Series A:
5.00%, 5/01/39	6,000	6,713,160
5.00%, 5/01/46	13,500	15,050,610
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19 (a)	4,380	4,805,999
City of Los Angeles California Wastewater System, RB, Green Bonds, Series A, 5.00%, 6/01/44	6,290	7,134,495

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2017	5

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
California (continued)
Utilities (continued)
County of San Diego California Water Authority Financing Corp., COP, Refunding, Series A (AGM) (a):
5.00%, 5/01/18	$1,412	$1,471,133
5.00%, 5/01/18	7,098	7,396,457
Los Angeles Department of Water, Refunding RB, Series A, 5.00%, 7/01/46	8,413	9,585,819
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1 (AGM), 5.00%, 7/01/37	13,525	13,623,966
Rancho Water District Financing Authority, Refunding RB, Series A (AGM):
5.00%, 8/01/18 (a)	3,729	3,916,545
5.00%, 8/01/34	5,548	5,827,316

		75,525,500
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 75.2%		400,245,509
Total Long-Term Investments (Cost — $848,378,540) — 166.9%		888,446,043

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.70% (f)(g)	1,889,437	$1,889,815
Total Short-Term Securities (Cost — $1,889,815) — 0.3%		1,889,815
Total Investments (Cost — $850,268,355*) — 167.2%		890,335,858
Other Assets Less Liabilities — 0.2%		1,026,376
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (36.2)%		(192,774,909)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (31.2)%		(166,225,278)

Net Assets Applicable to Common Shares — 100.0%		$532,362,047

* As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:
Tax cost		$647,816,176

Gross unrealized appreciation		$50,182,103
Gross unrealized depreciation		—

Net unrealized appreciation		$50,182,103

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(e)	Variable rate security. Rate as of period end.

(f)	During the period ended April 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Loss[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	143,051	1,746,386	1,889,437	$1,889,815	$20,364	$(1,046)	—
[1] Includes net capital gain distributions.

(g)	Current yield as of period end.

6	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(93)	5-Year U.S. Treasury Note	June 2017	$11,011,781	$(51,276)
(218)	10-Year U.S. Treasury Note	June 2017	$27,406,688	(214,013)
(136)	Long U.S. Treasury Bond	June 2017	$20,803,750	(255,992)
(41)	Ultra U.S. Treasury Bond	June 2017	$6,680,437	(83,644)
Total				$(604,925)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2017	7

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]	—	$888,446,043	—	$888,446,043
Short-Term Securities	$1,889,815	—	—	1,889,815

Total	$1,889,815	$888,446,043	—	$890,335,858

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(604,925)	—	—	$(604,925)
[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

8	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(192,337,579)	—	$(192,337,579)
VRDP Shares at Liquidation Value	—	(166,500,000)	—	(166,500,000)

Total	—	$(358,837,579)	—	$(358,837,579)

During the period ended April 30, 2017, there were no transfers between levels.

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2017	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date: June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date: June 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Quality Fund, Inc.

Date: June 22, 2017